Related party transactions - Schedule of reporting periods, total compensation paid to directors and the executives of bladex (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Compensation costs to directors	$ 1,910	$ 1,853	$ 1,877
Compensation costs to executives	$ 8,067	$ 4,302	$ 4,083